UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%

	MUNICPAL BONDS – 98.6%

	Alabama – 0.4%
$ 275	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%,	3/21 at 100.59	Aa3	$ 293,461
	7/01/46 (Mandatory put 6/01/21)
125	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	121,081
	College Project, Series 2015, 5.000%, 4/15/27
75	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson	3/26 at 100.00	BBB	72,555
	Hospital & Clinic, Series 2015, 4.000%, 3/01/36
475	Total Alabama			487,097
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	168,091
	Arizona – 3.0%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
265	5.000%, 2/01/20	No Opt. Call	BBB+	288,574
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	316,660
70	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	No Opt. Call	A2	81,889
	Series 2014A, 5.000%, 12/01/24
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	465,345
685	5.000%, 7/01/26	7/22 at 100.00	A1	746,582
685	5.000%, 7/01/27	7/22 at 100.00	A1	744,246
115	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	A3	119,261
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
150	5.000%, 12/01/17	No Opt. Call	BBB+	154,161
135	5.250%, 12/01/19	No Opt. Call	BBB+	145,862
105	5.000%, 12/01/32	No Opt. Call	BBB+	118,733
575	5.000%, 12/01/37	No Opt. Call	BBB+	640,303
3,500	Total Arizona			3,821,616
	Arkansas – 0.4%
525	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A	532,739
	Company Project, Series 2013, 2.375%, 1/01/21
	California – 6.1%
300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	No Opt. Call	A	347,892
	Series 2013A, 5.000%, 10/01/23
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	3/17 at 100.00	AA (4)	125,150
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Pre-refunded 3/15/17)
130	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	3/17 at 100.00	AA (4)	130,156
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Pre-refunded 3/15/17)
105	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	104,764
	Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25)
	(Alternative Minimum Tax)
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	295,487
	Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)
205	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	204,365
	Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative
	Minimum Tax)
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	580,151
125	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	132,079
	University Medical Center, Series 2014A, 5.250%, 12/01/29
285	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	AA–	288,771
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	268,325
	2012, 5.000%, 1/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
710	4.500%, 6/01/27	6/17 at 100.00	B	708,516
100	5.000%, 6/01/33	6/17 at 100.00	B–	90,710
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills	9/24 at 100.00	N/R	107,293
	Improvement Area A & C, Series 2014C, 5.000%, 9/01/32
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA	372,526
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
1,000	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	902,020
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (5)
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA	1,485,680
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	39,278
	2013A, 5.750%, 6/01/44
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	Aaa	879,660
	2011, 0.000%, 8/01/37
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	452,827
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29
215	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A,	No Opt. Call	Baa1	244,816
	5.000%, 7/01/25
9,280	Total California			7,760,466
	Colorado – 1.1%
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
300	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	184,632
250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	128,033
10	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%,	No Opt. Call	AA–	10,569
	9/01/18 – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	AA–	354,420
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	528,570
	Series 2013, 5.000%, 12/01/20
210	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	BBB+	233,142
	Activity Bonds, Series 2010, 6.000%, 1/15/41
2,270	Total Colorado			1,439,366
	Connecticut – 0.8%
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility	9/17 at 100.00	N/R	97,731
	Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20
905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	901,317
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
1,005	Total Connecticut			999,048
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB	180,050
	5.000%, 7/01/28
	District of Columbia – 1.0%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	113,346
	Issue, Series 2013, 5.000%, 10/01/30
1,045	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	1,202,105
	Series 2001, 6.500%, 5/15/33
1,165	Total District of Columbia			1,315,451
	Florida – 4.4%
440	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	1/17 at 100.00	Aaa	441,016
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds,
	Series 2015A-1:
555	5.000%, 6/01/22	12/21 at 100.00	AA–	625,923
365	5.000%, 6/01/25	12/24 at 100.00	AA–	425,294
200	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	AA–	209,976
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	AA–	52,494
455	5.000%, 6/01/20	No Opt. Call	AA–	500,441
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,
	Refunding Series 2013:
90	4.750%, 11/01/23	No Opt. Call	BBB–	92,962
370	6.000%, 11/01/33	11/23 at 100.00	BBB–	412,206
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA– (4)	618,318
	5.000%, 7/01/19 (Pre-refunded 7/01/17) – NPFG Insured
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,
	Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA	10,845
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	10,835
625	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	674,538
	5.000%, 10/01/20
75	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	82,286
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31
720	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	736,510
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
120	5.000%, 9/01/22	No Opt. Call	A+	136,033
350	5.000%, 9/01/23	9/22 at 100.00	A+	393,607
185	5.000%, 9/01/25	9/22 at 100.00	A+	210,487
5,220	Total Florida			5,633,771
	Georgia – 1.0%
205	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AA– (4)	223,473
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,003,203
	Refunding Series 2012C, 5.250%, 10/01/23
1,105	Total Georgia			1,226,676
	Guam – 0.3%
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	153,430
	Series 2013, 5.500%, 7/01/43
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	172,323
	(Alternative Minimum Tax)
290	Total Guam			325,753
	Hawaii – 0.6%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	212,936
	University, Series 2013A, 6.250%, 7/01/27
20	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	AA–	23,153
	Series 2015A, 5.000%, 7/01/29
510	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department	No Opt. Call	A–	514,304
	of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative
	Minimum Tax)
730	Total Hawaii			750,393
	Idaho – 0.4%
565	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project,	No Opt. Call	Ba1	532,230
	Refunding Series 2016, 2.750%, 10/01/24
	Illinois – 17.1%
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
10	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	9,582
10	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	9,499
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	23,620
25	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	23,098
25	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	23,234
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
15	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	14,373
15	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	14,249
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	23,620
35	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	32,673
40	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	36,984
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	997,150
	Revenues, Series 2016, 6.000%, 4/01/46 (WI/DD, Settling 1/04/17)
235	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding	No Opt. Call	B+	226,155
	Series 2010F, 5.000%, 12/01/17
300	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	323,355
	Refunding Series 2015A, 5.000%, 1/01/33 (Alternative Minimum Tax)
75	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C,	No Opt. Call	BBB+	72,592
	5.000%, 1/01/27
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
200	5.000%, 1/01/23	No Opt. Call	BBB+	198,884
225	5.000%, 1/01/24	No Opt. Call	BBB+	223,166
190	5.000%, 1/01/25	No Opt. Call	BBB+	187,049
55	5.000%, 1/01/26	No Opt. Call	BBB+	53,869
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA–	359,236
185	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/20	No Opt. Call	AA–	202,011
1,997	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA	2,009,558
	AGC Insured
625	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke	No Opt. Call	Aa3	621,975
	Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	489,152
500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	502,215
	4.625%, 9/01/39
275	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%,	7/18 at 100.00	A+ (4)	292,518
	7/01/38 (Pre-refunded 7/01/18)
890	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	926,748
	11/15/37 (Pre-refunded 11/15/17)
1,850	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	No Opt. Call	BBB	1,898,430
	4.000%, 2/15/24
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BB+	250,173
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	BBB+	380,234
325	5.000%, 2/01/26	2/24 at 100.00	BBB+	330,756
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	BBB+	406,532
335	5.000%, 8/01/21	No Opt. Call	BBB+	349,418
1,000	5.000%, 8/01/22	No Opt. Call	BBB+	1,041,880
320	5.000%, 8/01/23	No Opt. Call	BBB+	332,115
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	12/16 at 100.00	BBB+	230,025
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	BBB+	303,045
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	BBB+	294,350
240	5.500%, 7/01/26	7/23 at 100.00	BBB+	250,447
440	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	1/26 at 100.00	AA–	497,116
	2016A, 5.000%, 12/01/31
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	496,260
	5.000%, 1/01/37
1,380	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,327,215
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA	762,410
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
725	5.000%, 6/01/19	No Opt. Call	A	780,419
1,000	5.250%, 6/01/21	No Opt. Call	A	1,127,530
60	6.250%, 6/01/24	3/17 at 100.00	A	60,333
450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	489,375
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,
	Inc., Series 2013:
50	7.250%, 11/01/33	11/23 at 100.00	AA	65,240
95	7.250%, 11/01/36	11/23 at 100.00	AA	123,132
200	7.625%, 11/01/48	11/23 at 100.00	AA	261,270
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
230	5.000%, 3/01/33	3/25 at 100.00	A	255,008
145	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	161,202
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	539,910
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College	6/18 at 100.00	AA	373,577
	District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008,
	5.750%, 6/01/28
455	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB+	496,514
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
21,182	Total Illinois			21,780,481
	Indiana – 2.5%
140	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	134,810
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
425	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB+	425,548
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
175	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BB–	175,326
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A,	10/24 at 100.00	A	158,922
	5.000%, 10/01/31
255	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA–	275,030
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	257,913
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding	8/24 at 100.00	A	284,890
	Series 2014, 5.000%, 2/01/29
865	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A2	859,205
	Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A2	675,150
	Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)
3,100	Total Indiana			3,246,794
	Iowa – 1.1%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2 (4)	558,600
	(Pre-refunded 6/15/20)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
220	5.000%, 12/01/19	No Opt. Call	B	220,317
215	5.500%, 12/01/22	12/18 at 100.00	B	215,148
200	5.250%, 12/01/25	12/23 at 100.00	B	198,336
185	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/19 at 105.00	B	187,536
	Project, Series 2016, 5.875%, 12/01/27
1,320	Total Iowa			1,379,937
	Kansas – 0.1%
105	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds,	No Opt. Call	A+	120,185
	Refunding & Improvement Series 2014A, 5.000%, 9/01/22
	Kentucky – 1.4%
350	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	365,092
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
500	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	508,100
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	377,070
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
200	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A	200,326
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory
	put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A1	320,208
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory
	put 4/03/17)
1,710	Total Kentucky			1,770,796
	Louisiana – 3.2%
240	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power	No Opt. Call	BBB+	238,666
	Company Project, Refunding Series 2010, 1.600%, 1/01/19
445	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	BB	470,774
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1:
155	5.875%, 6/01/23 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	165,204
10	6.000%, 6/01/24 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	10,676
630	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project,	6/21 at 100.00	A	614,666
	Refunding Series 2016B, 3.500%, 6/01/30
150	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/26 at 100.00	A–	169,658
	Refunding Series 2016, 5.000%, 5/15/29
540	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	545,486
	Series 2007A, 5.250%, 5/15/38
210	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	213,358
	Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
350	5.000%, 5/15/22	No Opt. Call	A–	395,616
320	5.000%, 5/15/24	No Opt. Call	A–	368,749
110	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/25	No Opt. Call	AA–	129,345
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A	110,931
590	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	619,087
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
3,850	Total Louisiana			4,052,216
	Maine – 0.0%
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	39,713
	Massachusetts – 1.1%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,	7/24 at 100.00	BBB–	214,126
	Series 2014A, 5.000%, 7/01/27
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	507,405
	5.000%, 10/01/19
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	3/17 at 100.00	N/R	100,236
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	471,706
70	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+ (4)	71,788
	5.000%, 8/15/20 (Pre-refunded 8/15/17) – AMBAC Insured
1,340	Total Massachusetts			1,365,261
	Michigan – 1.9%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	284,032
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	177,744
	7/01/29 – FGIC Insured
150	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/25 at 100.00	A–	162,635
	Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C,
	5.000%, 7/01/34
1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	No Opt. Call	AA+	1,000,770
	Refunding and Project Series 2010, 1.500%, 11/15/47 (Mandatory put 3/15/17)
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	774,069
	Airport, Refunding Series 2015F, 5.000%, 12/01/33 (Alternative Minimum Tax)
2,405	Total Michigan			2,399,250
	Missouri – 1.2%
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	108,267
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
30	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	11/23 at 100.00	BBB	29,930
	Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32
1,070	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,168,387
	2005, 5.500%, 7/01/19 – NPFG Insured
210	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	231,578
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
1,410	Total Missouri			1,538,162
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	268,455
	Series 2013A, 5.000%, 7/01/33
165	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	173,268
425	Total Montana			441,723
	Nebraska – 0.1%
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	109,151
	Series 2012, 4.000%, 6/15/23
	Nevada – 2.4%
1,470	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,633,964
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	289,688
	6/15/30 (Pre-refunded 6/15/19)
50	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence,	No Opt. Call	N/R	53,151
	Refunding Series 2013, 5.000%, 6/01/22
175	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company,	No Opt. Call	A+	179,895
	Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory put 6/01/22)
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	872,511
	Refunding Series 2011, 5.000%, 7/01/23
2,720	Total Nevada			3,029,209
	New Hampshire – 0.1%
105	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds,	1/26 at 100.00	A+	105,234
	Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)
	New Jersey – 6.1%
300	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	323,922
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds,
	Series 2012:
150	4.000%, 6/15/19	No Opt. Call	BBB+	155,186
280	5.000%, 6/15/20	No Opt. Call	BBB+	299,082
150	5.000%, 6/15/21	No Opt. Call	BBB+	161,957
335	5.000%, 6/15/22	No Opt. Call	BBB+	364,436
375	5.000%, 6/15/23	6/22 at 100.00	BBB+	405,540
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	225,632
510	5.000%, 6/15/25	6/22 at 100.00	BBB+	544,950
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	159,605
100	4.250%, 6/15/27	6/22 at 100.00	BBB+	101,521
300	5.000%, 6/15/28	No Opt. Call	BBB+	317,796
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	241,197
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A3	1,031,160
	Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
75	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A3	75,342
	Transformation Program, Series 2008A, 5.250%, 10/01/38
40	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	N/R (4)	42,797
	Transformation Program, Series 2008A, 5.250%, 10/01/38 (Pre-refunded 10/01/18)
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A3	546,240
	Appreciation Series 2010A, 0.000%, 12/15/33
1,590	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A3	1,681,298
	5.000%, 12/15/23
330	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	352,569
170	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	186,697
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series	No Opt. Call	A3	240,413
	2012Q, 3.000%, 1/01/22
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
195	4.500%, 6/01/23	6/17 at 100.00	Baa3	196,271
150	4.625%, 6/01/26	6/17 at 100.00	B+	149,361
8,160	Total New Jersey			7,802,972
	New Mexico – 1.0%
715	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company –	No Opt. Call	Aa3	714,321
	Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)
490	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding	8/19 at 100.00	Aa3	530,797
	Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)
1,205	Total New Mexico			1,245,118
	New York – 6.0%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	AA+ (4)	248,791
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,
	Catholic Health System, Inc. Project, Series 2015:
210	5.000%, 7/01/23	No Opt. Call	BBB+	239,171
195	5.000%, 7/01/24	No Opt. Call	BBB+	224,137
775	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA	884,376
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
435	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	491,872
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
240	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	212,083
135	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	111,291
825	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	AA–	828,152
	New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory
	put 5/01/20) (Alternative Minimum Tax)
1,295	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	1,397,409
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA	366,048
565	5.000%, 6/01/18	No Opt. Call	AA	594,685
220	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/17 at 100.00	AA	223,634
	State Contingency Contract-Backed Bonds, Series 2013B, 5.000%, 6/01/22
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding
	Bonds, Terminal One Group Association, L.P. Project, Series 2015:
60	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	67,073
60	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	67,742
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport
	Terminal B Redevelopment Project, Series 2016A:
135	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	132,142
175	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	172,030
185	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	200,756
375	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	376,691
215	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	223,864
85	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	78,587
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	457,068
	Series 2013B, 5.000%, 11/15/21
7,165	Total New York			7,597,602
	North Carolina – 1.2%
1,315	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C,	1/26 at 100.00	A	1,538,103
	5.000%, 1/01/29
	North Dakota – 0.8%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center
	Project, Series 2014A:
200	5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	227,284
650	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	738,673
850	Total North Dakota			965,957
	Ohio – 4.2%
80	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Aa1	81,144
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,700	5.125%, 6/01/24	6/17 at 100.00	B–	1,534,284
270	5.875%, 6/01/30	6/17 at 100.00	B–	235,594
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	501,514
	Series 2013, 5.000%, 6/15/43
50	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	52,906
	Series 2008C, 5.500%, 8/15/24
225	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	N/R (4)	240,683
	Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	Aa3	25,960
30	4.000%, 10/01/19	No Opt. Call	Aa3	31,594
40	4.000%, 10/01/20	No Opt. Call	Aa3	42,460
45	5.000%, 10/01/21	No Opt. Call	Aa3	50,010
35	5.000%, 10/01/22	No Opt. Call	Aa3	39,425
175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	73,267
	Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory
	put 3/01/19)
235	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	B1	220,806
	Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18
255	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	106,771
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
25	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	10,475
	Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33
	(Mandatory put 7/01/18)
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	41,852
	Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,800,817
	Convertible Series 2013A-3, 0.000%, 2/15/34 (5)
230	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	96,283
	Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)
70	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	29,299
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33
100	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	41,854
	Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)
125	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	52,319
	Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)
100	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	99,682
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27
6,395	Total Ohio			5,408,999
	Pennsylvania – 6.2%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BB+	560,533
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BB+	41,921
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	208,890
	Series 2009, 7.750%, 12/15/27
10	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	A+	10,160
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.000%, 6/01/17
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	496,855
	Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory
	put 9/01/20)
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	494,895
	Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory
	put 4/01/20)
450	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	N/R (4)	496,499
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	586,695
	Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	294,743
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	No Opt. Call	BBB	252,526
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (Alternative
	Minimum Tax)
225	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	229,514
	Bonds, Series 2012B, 5.000%, 1/01/22
185	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/17 at 100.00	AA (4)	195,290
	Series 1999, 5.150%, 3/15/20 – AGM Insured (ETM)
475	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	526,922
	Bonds, Series 2010A, 5.500%, 12/01/34
105	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (4)	120,150
	Bonds, Series 2010A, 5.500%, 12/01/34 (Pre-refunded 12/01/20)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second
	Series 2016B-2:
545	5.000%, 6/01/29	6/26 at 100.00	A3	612,585
580	5.000%, 6/01/35	6/26 at 100.00	A3	634,178
725	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (4)	799,015
	NPFG Insured (ETM)
60	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds,	No Opt. Call	N/R	54,182
	Marywood University, Series 2016, 3.375%, 6/01/26
865	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA–	944,978
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	362,465
	Hospital Project, Refunding & Improvement Series 2011, 5.750%, 8/01/21
7,770	Total Pennsylvania			7,922,996
	Rhode Island – 0.2%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB– (4)	239,354
	Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)
	South Carolina – 4.0%
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3 (4)	1,704,749
	1991, 6.750%, 1/01/19 – FGIC Insured (ETM)
3,040	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3	3,340,561
	1991, 6.750%, 1/01/19 – FGIC Insured
4,580	Total South Carolina			5,045,310
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A1 (4)	1,014,040
	Series 2007, 5.000%, 11/01/27 (Pre-refunded 5/01/17)
	Tennessee – 0.2%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,
	Covenant Health, Refunding Series 2012A:
105	4.000%, 1/01/22	No Opt. Call	A	112,364
180	5.000%, 1/01/23	No Opt. Call	A	203,440
285	Total Tennessee			315,804
	Texas – 9.1%
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
130	5.000%, 5/01/23 (Pre-refunded 5/01/17) – SYNCORA GTY Insured	5/17 at 100.00	AA (4)	131,825
15	5.000%, 5/01/24 (Pre-refunded 5/01/17) – SYNCORA GTY Insured	5/17 at 100.00	AA (4)	15,211
40	5.000%, 5/01/25 (Pre-refunded 5/01/17) – SYNCORA GTY Insured	5/17 at 100.00	AA (4)	40,562
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	AA (4)	11,365
	2010, 5.875%, 5/01/40 (Pre-refunded 5/01/20)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
65	5.000%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	70,375
165	5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	178,644
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	3/17 at 100.00	N/R	499
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/17) (6)
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%,	1/21 at 100.00	BBB+ (4)	611,300
	1/01/46 (Pre-refunded 1/01/21)
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	1,098,690
	5.000%, 1/01/31
155	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	No Opt. Call	A3	178,324
	2014C, 5.000%, 11/15/24
395	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	AA	455,119
	2014A, 5.000%, 11/15/26 – AGM Insured
35	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	36,580
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
140	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	3/17 at 100.00	A2	140,428
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	398,745
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
430	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series	11/25 at 100.00	A1	485,960
	2015, 5.000%, 11/01/28 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	216,932
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Ba2	105,397
100	5.250%, 12/01/28	12/25 at 100.00	Ba2	108,088
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	258,950
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
425	5.000%, 8/15/24	8/22 at 100.00	Aa2	487,301
380	5.000%, 8/15/25	8/22 at 100.00	Aa2	433,227
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
100	0.000%, 9/01/43 (5)	9/31 at 100.00	AA+	100,353
490	0.000%, 9/01/45 (5)	9/31 at 100.00	AA+	535,771
760	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	859,811
	2011D, 5.000%, 9/01/24
455	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A,	No Opt. Call	A1	524,337
	5.000%, 1/01/23
2,870	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	3,003,022
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
230	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	3/17 at 100.00	BBB+	229,503
	2006B, 1.195%, 12/15/17
110	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	116,017
	2012, 5.000%, 12/15/32
165	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	179,017
	Refunding Series 2015B, 5.000%, 8/15/37
465	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	508,380
	Refunding Series 2015C, 5.000%, 8/15/31
10,730	Total Texas			11,519,733
	Virginia – 0.6%
100	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal	No Opt. Call	BBB	98,532
	Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)
575	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB	616,435
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
675	Total Virginia			714,967
	Washington – 2.3%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/23	No Opt. Call	A+	1,142,460
	(Alternative Minimum Tax)
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,140,920
	Center, Series 2011A, 5.375%, 1/01/31
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	Baa2	620,071
	Whidbey General Hospital, Series 2013, 5.500%, 12/01/33
2,635	Total Washington			2,903,451
	West Virginia – 0.3%
130	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy	No Opt. Call	Baa3	121,681
	Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)
250	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	No Opt. Call	A–	241,110
	Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put
	9/01/20) (Alternative Minimum Tax)
380	Total West Virginia			362,791
	Wisconsin – 3.4%
350	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management	5/26 at 100.00	A–	332,031
	Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	808,658
15	5.000%, 4/01/22	No Opt. Call	Aa3	17,139
325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A+	355,527
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A+	749,500
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	AA (4)	30,766
	Inc., Refunding 2012C, 5.000%, 8/15/17 (ETM)
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	1,744,815
	Inc., Series 2015, 5.000%, 12/15/26
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
45	5.000%, 5/01/21	5/19 at 100.00	AA–	48,620
35	5.375%, 5/01/25	5/19 at 100.00	AA–	38,107
40	5.625%, 5/01/28	5/19 at 100.00	AA–	43,751
150	6.000%, 5/01/33	5/19 at 100.00	AA–	163,734
3,920	Total Wisconsin			4,332,648
$ 123,527	Total Municipal Bonds (cost $122,283,741)			125,480,704

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 17	Las Vegas Monorail Company, Senior Interest Bonds, PIK (7), (8)	5.500%	7/15/19	N/R	$ 10,118
4	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	2,201
$ 21	Total Corporate Bonds (cost $1,880)				12,319
	Total Long-Term Investments (cost $122,285,621)				125,493,023

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	MUNICIPAL BONDS – 0.4%

	Nebraska – 0.4%
$ 500	Sarpy County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Nebraska	5/26 at 100.00	F–1	$ 500,000
	Medicine, Variable Rate Demand Obligations, Tender Option Bond Floater 2016-ZM0398,
	0.693%, 5/15/51 (9)
$ 500	Total Short-Term Investments (cost $500,000)			500,000
	Total Investments (cost $122,785,621) – 99.0%			125,993,023
	Other Assets Less Liabilities – 1.0%			1,217,981
	Net Assets – 100%			$ 127,211,004

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$125,480,704	$ —	$125,480,704
Corporate Bonds	—	—	12,319	12,319
Short-Term Investments:
Municipal Bonds	—	500,000	—	500,000
Total	$ —	$125,980,704	$12,319	$125,993,023

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $122,640,393.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$ 5,004,042
Depreciation	(1,651,412)
Net unrealized appreciation (depreciation) of investments	$ 3,352,630

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18,
2017 the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the
Fund’s records.
(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(PIK)	All or portion of this security is payment-in-kind.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 1, 2017